Concentration of Risks (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Mar. 31, 2026 HKD ($)
Customer Concentration Risk [Member] | Customer [Member] | Total Sales [Member]
Concentration of Risks [Line items]
Concentration risk	89.61%	68.70%	61.30%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line items]
Concentration risk	55.65%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line items]
Concentration risk		64.25%
Suppliers [Member] | Supplier Concentration Risk [Member] | Total Purchase [Member]
Concentration of Risks [Line items]
Concentration risk	94.57%	78.01%	67.26%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Risks [Line items]
Concentration risk	93.73%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Risks [Line items]
Concentration risk		83.64%
HONG KONG
Concentration of Risks [Line items]
Deposited with financial institutions	$ 1,694,000	$ 749,000
Maximum [Member] | HONG KONG
Concentration of Risks [Line items]
Deposited with financial institutions	$ 102,821			$ 800,000